[Picture of Bridge]

Colonial Insured
Municipal Fund

Annual Report
November 30, 1999

President's Message

Dear Shareholder:

I am pleased to welcome you as shareholders of the Colonial Insured Municipal Fund. This is the first Annual Report for the Fund, covering the brief period from the Fund's inception on October 29, 1999 through the end of its fiscal year on November 30, 1999.

This Fund draws on Colonial's long-standing reputation for managing municipal bond portfolios. The Fund is designed to generate an attractive tax-exempt yield. To accomplish this, the Fund issued preferred shares on December 20, 1999. Preferred shares are designed to enhance the portfolio's income.

In November, 1999, the U.S. bond market continued to fight an uphill battle against the rising interest rates that have characterized 1999. During the summer, the Federal Reserve Board (the "Fed") became concerned about the combination of a robust economy, high stock prices and tight labor markets--and the effects of these factors on inflation. To slow the economy, the Fed made three quarter-point (0.25%) increases in short-term interest rates--in June, August and finally in mid-November.

In the bond market, rising interest rates can hurt performance because as rates rise, prices fall. However, the current reporting period was so short that the Fund's performance was not really affected by market factors. We remain focused on the long term, managing our fixed-income portfolios for both income and price appreciation.

Thank you for choosing Liberty Funds and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
January 12, 2000


Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

---------|-------------------
         |  May Lose Value
Not FDIC |  -----------------
Insured  |  No Ban Guaranteed
---------|-------------------

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Highlights
-------------------------------------------------------------------------------

>      The Fund is fully invested in a diverse portfolio of municipal bonds

       Since the Fund's inception, we have invested its assets in a diverse portfolio of tax-exempt municipal securities. The Fund has over 71% of its investments in AAA-rated bonds, and is invested in a broad range of traditional municipal sectors, including hospitals, water and sewer, airport bonds, and education. We will continue to seek bonds that can provide as high a level of income as is consistent with our objectives, while also providing opportunities for total return.

>      Portfolio manager's commentary

       During the brief period since the Fund's inception, its total return was negative 0.21% based on net asset value and 0.00% based on market price. From its inception on October 29, 1999 through November 30, 1999, the bond market experienced declines as a result of generally rising interest rates. During this time, we invested the majority of the Fund's assets in investment-grade (BBB-rated or better) municipal bonds. The Fund's performance was not affected by the bond market's volatility. Our longer-term outlook is for the U.S. economy to slow down somewhat and for interest rates to stabilize. However, we will continue to monitor economic and financial developments and make adjustments to the portfolio as conditions change.

                                              -William Loring and Brian Hartford

A Difficult Year for the Bond Market:
Total Return for the
Lehman Brothers Municipal Bond Index, 11/30/98 to 11/30/99


[Begin Mountain Chart]

11/98    10,000
12/98    10,025
 1/99    10,144
 2/99    10,100
 3/99    10,114
 4/99    10,139
 5/99    10,080
 6/99     9,935
 7/99     9,971
 8/99     9,891
 9/99     9,895
10/99     9,788
11/99     9,892

(1.08)%

[End Mountain Chart]

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Cumulative total return from
10/29/1999 to 11/30/1999:

NAV                  (0.21)%
---------------------------
Market price          0.00%
---------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale.

Price per share as of
11/30/1999:

NAV                $ 14.30
---------------------------
Market price       $ 15.00
---------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

Top Industry Sectors

Hospitals                     14.6%
-----------------------------------
Water & Sewer                  9.8%
-----------------------------------
Airport                        8.7%
-----------------------------------
Special Non Property           7.9%
-----------------------------------
Ports                          7.3%
-----------------------------------
Single Family Housing          6.7%
-----------------------------------
Education                      6.5%
-----------------------------------

Quality Breakdown
as of 11/30/1999

AAA                      71.9%
------------------------------
AA                       11.6%
------------------------------
A                         7.5%
------------------------------
BBB                       4.2%
------------------------------
BB                        1.2%
------------------------------
Non-rated                 2.8%
------------------------------
Cash equivalents          0.8%
------------------------------

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
November 30, 1999
(in thousands)

Municipal Bonds - 108.4%                              Par        Value
-------------------------------------------------------------------------
EDUCATION--10.8%
Education--7.1%
DC Catholic University of America,
   Series 1999, 5.625% 10/01/29                    $2,000      $ 1,870
IL Northern Illinois University, Series 1999,
   6.000% 04/01/29                                  2,000        1,997
                                                               -------
                                                                 3,867
                                                               -------
Student Loan--3.7%
MT State Higher Education Student Assistance
   Corp., Series 1999-B, 6.400% 12/01/32 (a)        2,000        2,001
                                                               -------
----------------------------------------------------------------------------
HEALTHCARE--21.3%
Congregate Care Retirement--1.7%
NY Suffolk County Industrial Development
   Agency, Jefferson Ferry, Series 1999-A,
   7.200% 11/01/19 (a)                                550          548
WA Clackamas County Hospital Facilities
   Authority, Willamette View, Series 1999-A,
   7.500% 11/01/29 (a)                                400          387
                                                               -------
                                                                   935
                                                               -------
Health Services--3.6%
WI State Health & Educational Facilities
   Authority, Marshfield Clinic, Series 1999,
   6.250% 02/15/29                                  2,000        1,963
                                                               -------
Hospital--16.0%
CA State Health Facilities Financing Authority,
   Cedars-Sinai Medical Center,
   Series 1999-A, 6.125% 12/01/30                   2,000        1,958
IA State Finance Authority, Mercy Medical
   Center, Series 1999, 5.750% 08/15/29             2,000        1,889
MI State Hospital Finance Authority,
   Series 1999-A:
 5.750% 05/15/29 (a)                                2,000        1,902
 6.125% 11/15/26                                    2,000        1,960
NV Henderson, Catholic Healthcare West,
   Series 1999-A, 6.750% 07/01/20 (a)               1,000          998
                                                               -------
                                                                 8,707
                                                               -------
----------------------------------------------------------------------------
HOUSING--8.7%
Assisted Living/Senior--1.4%
DE Kent County, Heritage at Dover,
   Series 1999, 7.625% 01/01/30                       250          248
NC State Medical Care Commission, DePaul
   Community Facilities Project, Series 1999,
   7.625% 11/01/29 (a)                                500          500
                                                               -------
                                                                   748
                                                               -------
Single Family--7.3%
AK State Housing Finance Corp., Series 1999
   A-1, 6.150% 06/01/39                             2,000        1,961
CO State Housing Finance Authority,
   Series 1998 D-2, 6.350% 11/01/29                 2,000        2,009
                                                               -------
                                                                 3,970
                                                               -------

                                                    Par         Value
---------------------------------------------------------------------
INDUSTRIAL--1.3%
Forest Products--0.9%
AR Camden, International Paper Co.,
   Series 1999-A, 6.500% 11/15/23                 $ 500       $   502
                                                              -------
Metals & Mining--0.4%
IN State Development Finance Authority, Inland
   Steel Co., Series 1996, 7.250% 11/01/11          250           246
                                                              -------
---------------------------------------------------------------------------
OTHER--5.4%
Other
AL State Incentives Financing Authority,
   Series 1999-A, 6.000% 10/01/29                 2,000        1,986
NY TSASC, Inc., Series 1999, 6.250% 07/15/34      1,000          970
                                                             -------
                                                               2,956
                                                             -------
--------------------------------------------------------------------------
TAX-BACKED--21.8%
Local Appropriated--1.8%
OK Grady County Correctional Facility,
   Series 1999, 6.000% 11/01/29 (a)               1,000          976
                                                             -------
Local General Obligations--3.6%
MI Jonesville Community Schools, Series 1999,
   5.750% 05/01/20 (b)                            2,000        1,962
                                                             -------
Special Non-Property Tax--8.6%
IL Metropolitan Pier & Exposition Authority,
   McCormick Place Expansion Project,
   Series 1999, 5.500% 12/15/24 (b)               2,000        1,871
TX Austin Hotel Occupancy Tax, 5.500%
   11/15/29                                       2,500        2,311
VI Virgin Islands Public Finance Authority,
   Series 1999, 6.500% 10/01/24                     500          501
                                                             -------
                                                               4,683
                                                             -------
Special Property Tax--0.9%
CA Pittsburg Redevelopment Agency, Los
   Medanos Project, Series 1999, (c) 08/01/26     2,500          489
                                                             -------
State Appropriated--6.9%
IL State Department of Central Management
   Services, Series 1999, 5.850% 07/01/19 (b)     2,000        1,967
NY Metropolitan Transportation Authority,
   Series 1998-A, 5.250% 07/01/28                 2,000        1,794
                                                             -------
                                                               3,761
                                                             -------
--------------------------------------------------------------------------
TRANSPORTATION--21.1%
Air Transportation--3.6%
FL Miami-Dade County Industrial
   Development Authority, Airis Miami II,
   L.L.C., Series 1993-A, 6.000% 10/15/25         1,000          996
NJ State Economic Development Authority,
   Continental Airlines, Inc., Series 1999,
   6.250% 09/15/29                                  500          472
TX Dallas-Fort Worth International Airport,
   American Airlines, Inc., Series 1999,
   6.375% 05/01/35                                  500          483
                                                             -------
                                                               1,951
                                                             -------

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Schedule of Investments
-------------------------------------------------------------------------------

November 30, 1999
(in thousands)

Municipal Bonds (continued)                         Par         Value
-----------------------------------------------------------------------
Airports--9.5%
MA State Port Authority, Series 1999,
   7.750% 07/01/29 (b)(d)                        $2,000      $ 1,935
NC Charlotte Airport Authority, Series 1999,
   8.295% 06/15/22 (a)(d)                         1,000          976
TN Memphis-Shelby County, Airport
   Authority, Series 1999-D,
   6.000% 03/01/24 (b)                            2,280        2,245
                                                             -------
                                                               5,156
                                                             -------
Ports--8.0%
AL State Docks Department, Series 1998,
   5.500% 10/01/22 (b)                            2,500        2,366
WA Seattle Special Port Authority,
   Series 1999-A, 6.000% 09/01/29                 2,000        1,983
                                                             -------
                                                               4,349
                                                             -------
--------------------------------------------------------------------------
UTILITY--18.0%
Investor Owned--3.7%
HI State Department of Budget & Finance,
   Hawaiian Electric Co., Series 1999-C,
   6.200% 11/01/29                                2,000        2,005
                                                             -------
Joint Power Authority--0.9%
NC Eastern Municipal Power Agency,
   Series 1999-D, 6.700% 01/01/19                   500          503
                                                             -------
Municipal Electric--2.6%
TX Lower Colorado River Authority,
   Series 1999-A, 5.500% 05/15/21                 1,500        1,417
                                                             -------
Water & Sewer--10.8%
AL Jefferson County Sewer Authority,
   Series 1999-A, 5.750% 02/01/38                 2,000        1,908
NY NYC Municipal Water Authority,
   5.750% 06/15/31                                2,000        1,927
SC Lugoff-Elgin Water Authority, Series 1999,
   6.050% 11/01/31 (a)                            2,000        2,017
                                                             -------
                                                               5,852
                                                             -------
Total Municipal Bonds
 (cost of $59,207) (e)                                        58,999
                                                             -------
Short-Term Obligations - 0.9%
--------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f)
MN Minneapolis Convention Center,
   Series 1999, 3.750% 12/01/18                     100          100
NY Long Island Power Authority,
   Sub-Series 1998, 3.600% 05/01/33                 400          400
                                                             -------
Total Short-Term Obligations                                     500
                                                             -------
Other Assets & Liabilities, Net--(9.3)%                       (5,077)
                                                             -------
Net Assets--100.0%                                           $54,422
                                                             =======

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(b) These securities, or a portion thereof, with a total market value of $11,879 are being used to collateralize the delayed purchases indicated in note (a) above.
(c) Zero coupon bond.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the value of these securities amounted to $2,911 or 5.3% of net assets.
(e) Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1999.


See notes to financial statements.                                        3

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Statement of Assets and Liabilities
-------------------------------------------------------------------------------

November 30, 1999
(in thousands except for per share amount)

Assets
Investments at value (cost $59,207)                    $58,999
Short-term obligations                                     500
                                                       -------
                                                        59,499
Cash                                       $   58
Receivable for:
   Investments sold                         6,900
   Interest                                   498
   Expense reimbursement due from
   Advisor                                     31        7,487
                                           ------      -------
Total Assets                                            66,986
Liabilities
Payable for:
   Investments purchased                   12,393
Accrued:
   Management fee                              17
   Bookkeeping fee                              1
Other                                         153
                                           ------
   Total Liabilities                                    12,564
                                                       -------
Net Assets at value for 3,807 shares of
     beneficial interest outstanding                   $54,422
                                                       -------
Net asset value per share                              $ 14.30
                                                       -------
Composition of Net Assets
Capital paid in                                        $54,421
Undistributed net investment income                        209
Net unrealized depreciation                               (208)
                                                       -------
                                                       $54,422
                                                       -------

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Statement of Operations
-------------------------------------------------------------------------------
For the Period Ended November 30, 1999 (a)
(in thousands)

Investment Income
Interest                                              $235

Expenses
Management fee                              $  17
Transfer agent fee                              6
Bookkeeping fee                                 2
Trustees fee                                    1
Custodian fee                                   1
Audit fee                                      20
Legal fee                                       4
Reports to shareholders                         4
Other                                           2
                                            -----
                                               57
Fees and expenses waived or borne by
     the Advisor                              (31)      26
                                            -----     ----
     Net Investment Income                             209
Net Unrealized Loss on Portfolio
Positions
Net Change in Unrealized
     Appreciation/Depreciation during
     the period                                       (208)
                                                      ----
Increase in Net Assets from Operations                $  1
                                                      ----

(a) The Fund commenced investment operations on October 29, 1999.

4  See notes to financial statements.

-------------------------------------------------------------------------------
Statement of Changes in Net Assets
-------------------------------------------------------------------------------
(in thousands)

                                                       Period ended
                                                       November 30,
Increase (Decrease) in Net Assets                        1999(a)
-------------------------------------------------------------------
Operations:
Net investment income                                   $   209
Net change in unrealized appreciation/depreciation         (208)
                                                        -------
    Net Increase from Operations                             1
Fund Share Transactions:
Receipts for shares sold                                 54,421
                                                        -------
         Total Increase                                  54,422
Net Assets
   Beginning of period                                       --
                                                        -------
   End of period (including undistributed net
      investment income of $209)                        $54,422
                                                        -------
Number of Fund Shares
Outstanding                                               3,807
                                                        -------

(a) The Fund commenced investment operations on October 29, 1999.

See notes to financial statements.                                            5

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Notes to Financial Statements
-------------------------------------------------------------------------------
November 30, 1999

Note 1. Accounting Policies

Organization:

Colonial Insured Municipal Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended as a nondiversified closed-end, management investment company. The Fund's investment objective is to provide current income exempt from ordinary federal income tax. The Fund authorized an unlimited number of shares.

On October 29, 1999 the Fund completed the offering of 3,800,000 common shares at a price of $15.00 per share, raising $54,321,000, net of underwriting and offering costs.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

Security valuation and transactions:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Federal income taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest income, debt discount and premium:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Note 2. Fees and Compensation Paid to Affiliates

Management fee:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets. The Advisor has voluntarily agreed to waive a portion of the fee so that it will not exceed 0.35% annually for the first five years of the Fund's operations.

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% annually of the Fund's average weekly net assets over $50 million.

Expense Limits:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, preferred dividends, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average net assets.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 3. Portfolio Information

Investment activity:

During the period ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $61,194,707 and $1,989,040, respectively.

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation     $  87,481
  Gross unrealized depreciation      (295,560)
                                    ---------
  Net unrealized depreciation       $(208,079)
                                    ---------

Other:

The Fund had greater than 10% of its net assets at November 30, 1999 invested in Alabama, Illinois, Michigan and New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

November 30, 1999

The Fund may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or
(3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Note 4. Subsequent Event

On December 10, 1999 the Fund offered 420,000 common shares at a purchase price of $15 per share, raising $6,003,900, net of underwriting and offering costs. Additionally, on December 20, 1999 the Fund offered 1,492 shares of Series TH Municipal Preferred at a purchase price of $25,000 per share, raising $36,927,000, net of underwriting costs. For the offering of the preferred shares, the Fund expects to incur approximately $80,000 of offering costs.

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                                   Period ended
                                                                                   November 30
                                                                                     1999 (b)
-----------------------------------------------------------------------------------------------
Net asset value--Beginning of period                                                 $ 14.330
                                                                                     --------
Income From Investment Operations:
Net investment income (a)                                                               0.055
Offering costs                                                                         (0.030)
Net realized and unrealized loss                                                       (0.055)
                                                                                     --------
  Total from Investment Operations                                                     (0.030)
                                                                                     --------
Net Asset Value, End of Period                                                       $ 14.300
                                                                                     --------
Market price per share                                                               $ 15.000
                                                                                     --------
Total return--based on market value (c)(d)(e)                                           0.00%
                                                                                     --------
Ratios to Average Net Assets:
Expenses (f)(g)                                                                         0.55%
Net Investment Income (f)(g)                                                            4.38%
Portfolio turnover (e)                                                                     7%
Net assets at end of period (000)                                                    $ 54,422
                                                                                     $  0.008

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
(b) The Fund commenced investment operations on October 29, 1999.
(c) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

-------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------------------------

To the Shareholders and the Trustees of
Colonial Insured Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Insured Municipal Fund (the "Fund") at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from October 29, 1999 (commencement of operations) through November 30, 1999, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

-------------------------------------------------------------------------------
Dividend Reinvestment Plan
-------------------------------------------------------------------------------

1. You, BankBoston, NA, will act as Agent for me, and will open an account for me under the Dividend Reinvestment Plan with the same registration as my shares of the Fund are currently registered. You will effect the dividend reinvestment option on my behalf as of the first record date for an income dividend or capital gain distribution ("distribution"), separately or collectively, after you receive the authorization duly executed by me.

2. Whenever the Fund declares a distribution payable in the Fund's shares of beneficial interest ("shares") or cash at the option of the shareholder, I hereby elect to take such distribution entirely in shares, subject to the terms of this Plan. If on the valuation date the Fund's net asset value per share is less than the market price (including estimated brokerage commissions), you shall on the payable date automatically receive for my account from the Fund that number of newly-issued shares that the cash otherwise receivable by me would purchase if the purchase price per share equaled the higher of: (a) net asset value per share on the valuation date, or (b) 95% of market price (not including estimated brokerage commission) on the payable date; except if the market price (not including estimated brokerage commissions) on the payable date is less than 95% of the net asset value per share on the valuation date, you shall receive a distribution of cash from the Fund and shall apply the amount of such distribution to the purchase in the open market of shares of my account, commencing on the business day after the payable date, subject to the condition that such purchases must be made at a "discount" during the remainder of the "buying period." "Discount" is defined as a market price per share (including estimated brokerage commissions) which is lower than the most recently determined net asset value per share (as calculated from time to time). "Buying period" shall mean the period commencing the first business day after the valuation date and ending at the close of business on the business day preceding the "ex" date for the next distribution. The valuation date will be the last business day of the week preceding the week of the payable date.

3. Should the Fund's net asset value per share exceed the market price (including estimated brokerage commissions) on the valuation date for a distribution, you shall receive for my account a distribution in cash from the Fund and shall apply the amount of such distribution on my shares to the purchase in the open market of shares for my account commencing on the first business day after the valuation date, subject to the condition that such purchases must be made at a discount during the buying period.

4. In the event you are instructed to purchase shares in the open market pursuant to paragraph 2 or 3 hereof, and you are unable for any reason to invest the full amount of the distribution in shares acquired in open-market purchases at a discount during the buying period, you will invest the uninvested portion of such distribution in newly-issued shares at the close of business at the end of such buying period at the higher of: (a) net asset value determined at such close, or (b) 95% of the market price (not including estimated brokerage commissions) at such close.

5. You may not acquire newly-issued shares after the valuation date unless you have received a legal opinion that registration of such shares is not required under the Securities Act of 1993, as amended, or unless the shares to be issued are registered under such an Act.

6. For all purposes of the Plan: (a) the market price of the shares on a particular date shall be the last sales price on the New York Stock Exchange on that date, or if there is no sale on such Exchange on that date, then the mean between the closing bid and asked quotations for such shares on such Exchange on such date (in either case including or not including estimated brokerage commissions as provided above) and (b) net asset value per share of the shares on a particular date shall be as determined by or on behalf of the Fund.

7. Open-market purchases provided for above may be made on any securities exchange where the shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as you shall determine. My cash funds held by you uninvested will not bear interest and it is understood that, in any event, you shall have no liability in connection with any inability to purchase shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. You shall have no responsibility as to the value of the shares acquired for my account. For the purposes of open-market purchases with respect to the Plan you may commingle my funds with those of other shareholders of the Fund for whom you similarl act as Agent, and the average price (including brokerage commissions) of all shares purchased by you as Agent shall be the price per share allocated to me in connection therewith.

8. You may hold my shares acquired pursuant to my authorization, together with the shares of other shareholders of the Fund acquired pursuant to similar authorizations, in non-certificate form in your name or that of your nominee. You will forward to me any proxy solicitation material and will vote any shares so held for me only in accordance with the proxy returned by me to the Fund. Upon my written request, you will deliver to me, without charge, a certificate or certificates for the full shares.

9. You will confirm to me each investment made for my account as soon as practicable but not later than 60 days after the date thereof. Although I may from time to time have an undivided fractional interest (computed to three decimal places) in a share, no certificates for a fractional share will be issued. However, distributions on fractional shares will be credited to my account. In the event of termination of my account under the Plan, you will sell such undivided fractional interests at the market value of the shares at the time of termination and send the net proceeds to me.

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Dividend Reinvestment Plan
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10. Any stock dividends or split shares distributed by the Fund on shares held by you for me will be credited to my account. In the event that the Fund makes available to its shareholders rights to purchase additional shares or other securities, the shares held for me under the Plan will be added to other shares held by me in calculating the number of rights to be issued to me.

11. Your fee for service described in this Plan will be paid by the Fund. I will be charged a pro rata share of brokerage commission on all open-market purchases.

12. I may terminate my account under the Plan by notifying you in writing. Such termination will be effective immediately if my notice is received by you prior to the record date of subsequent distributions. The Plan may be terminated by you or the Fund upon notice in writing mailed to me at least 30 days prior to any record date for the payment of any distribution of the Fund. Upon any termination you will cause a certificate or certificates for the full shares held for me under the Plan and the proceeds from the sales of any fractional shares to be delivered to me without charge. If I elect by notice to you in writing in advance of such termination to have you sell part or all of my shares and remit the proceeds to me, you are authorized to deduct brokerage commission for this transaction from the proceeds.

       If I decide to terminate my account under the Plan, I may request that all my Plan shares, both full and fractional, be sold. The per share price may fall during the period between my request for sale and the sale in the open market which will be made within ten trading days after the Agent receives my request. The proceeds of the sale less a $2.50 service fee, plus any brokerage commission will be mailed to me after the settlement of funds from the brokerage firm. The settlement is three business days after the sale of shares.

13. These Terms and Conditions may be amended or supplemented by you or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to me appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by me unless, prior to the effective date thereof, you receive written notice of the termination of my account under the Plan. Any such amendment may include an appointment by you in your place and stead of successor Agent under these Terms and Conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these Terms and Conditions. Upon any such appointment of any Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for my account, all distributions payable on shares held in my name or under the Plan for retention or application by such successor Agent as provided in these Terms and Conditions.

14. You shall at all times act in good faith and agree to use your best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assume no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by your negligence, bad faith or willful misconduct, or that of your employees. 15....These Terms and
       Conditions shall be governed by the laws of the Commonwealth of Massachusetts.

15. This Terms and Conditions shall be governed by the laws of the Commonwealth of Massachusetts.

Transfer Agent
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      Important Information About This Report
      The Transfer Agent for Colonial Insured Municipal Fund is:

      BankBoston, NA
      100 Federal Street
      Boston, MA 02110
      1-800-730-6001

      The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

      This report has been prepared for shareholders of Colonial Insured Municipal Fund.

Trustees

Robert J. Birnbaum
Consultant (formerly Special Counsel,
Dechert, Price & Rhoads; President and
Chief Operating Officer, New York Stock
Exchange, Inc.; President, American Stock
Exchange Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and
Chief Executive Officer, Shore Bank & Trust
Company)

John V. Carberry
Senior Vice President of Liberty Financial
Companies, Inc. (formerly Managing
Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin,
Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice
President-DOperations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and
Chief Executive Officer, U.S. Plywood
Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice
President of Itek Corp. and President of Itek
Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly
Dean, College of Business and Management,
University of Maryland; Dean, Simon Graduate
School of Business, University of Rochester;
Chairman and Chief Executive Officer, CS First
Boston Merchant Bank; and President and Chief
Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board,
Chief Executive Officer and Director
Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties,
Boston College (former Dean, Boston College
School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise
State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly
Management Consultant, Saatchi and Saatchi
Consulting Ltd. and Principal and
International Practice Director, Management
Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager,
Global Education Industry, and President,
Applications Solutions Divisions, IBM
Corporation)

COLONIAL INSURED MUNICIPAL FUND   Annual Report

                                                  ID-02/269I-1199 (1/00) 99/1610